ADVANCES TO SUPPLIERS (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Advances to suppliers
Advances to suppliers	R$ 2,355,972	R$ 1,700,278
Advances to suppliers	113,743	108,146
Non current	2,242,229	1,592,132
Forestry development program and partnerships
Advances to suppliers
Advances to suppliers	2,242,229	1,592,132
Advance to suppliers - others
Advances to suppliers
Advances to suppliers	R$ 113,743	R$ 108,146